Income Taxes (Schedule Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
United States	$ (140.4)	$ (150.7)	$ (130.3)
Outside the United States	104.7	122.8	122.4
Income (Loss) from continuing operations before income taxes	(35.7)	(27.9)	(7.9)
SB/RH [Member]
United States	25.4	50.7	97.3
Outside the United States	104.7	122.9	122.3
Income (Loss) from continuing operations before income taxes	$ 130.1	$ 173.6	$ 219.6